Rental Expense Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Operating Leased Assets [Line Items]
Minimum rentals	$ 424,952	$ 413,751	$ 382,386
Percentage rentals	98,467	101,960	107,127
Operating Leases, Rent Expense, Net, Total	$ 523,419	$ 515,711	$ 489,513